Label	Element	Value
Innovator Equity Defined Protection ETF™ - 1 Yr September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.00%
Innovator Equity Defined Protection ETF™ - 1 Yr September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Innovator Equity Defined Protection ETF™ - 1 Yr September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $606.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)